Financial Instruments (Details) - Schedule of assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments (Details) - Schedule of assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates [Line Items]
Weighted-average loss rate	14.67%	9.60%	10.99%
Gross carrying amount	$ 147,590	$ 99,697	$ 104,512
Impairment loss allowance	(21,650)	(9,573)	(11,488)
Total	$ 125,940	$ 90,124	$ 93,024
Current (not past due) [Member]
Financial Instruments (Details) - Schedule of assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates [Line Items]
Weighted-average loss rate	0.60%	0.53%	0.68%
Gross carrying amount	$ 98,776	$ 74,639	$ 69,478
Impairment loss allowance	(591)	(393)	(474)
Total	$ 98,185	$ 74,246	$ 69,004
1-30 days past due [Member]
Financial Instruments (Details) - Schedule of assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates [Line Items]
Weighted-average loss rate	2.11%	2.59%	1.98%
Gross carrying amount	$ 11,265	$ 5,216	$ 13,584
Impairment loss allowance	(238)	(135)	(269)
Total	$ 11,027	$ 5,081	$ 13,315
31-60 days past due [Member]
Financial Instruments (Details) - Schedule of assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates [Line Items]
Weighted-average loss rate	2.35%	2.81%	2.49%
Gross carrying amount	$ 3,147	$ 2,958	$ 4,989
Impairment loss allowance	(74)	(83)	(124)
Total	$ 3,073	$ 2,875	$ 4,865
61-90 days past due [Member]
Financial Instruments (Details) - Schedule of assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates [Line Items]
Weighted-average loss rate	3.38%	5.82%	4.36%
Gross carrying amount	$ 1,981	$ 1,754	$ 2,224
Impairment loss allowance	(67)	(102)	(97)
Total	$ 1,914	$ 1,652	$ 2,127
91-120 days past due [Member]
Financial Instruments (Details) - Schedule of assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates [Line Items]
Weighted-average loss rate	3.26%	14.78%	5.10%
Gross carrying amount	$ 1,843	$ 406	$ 1,176
Impairment loss allowance	(60)	(60)	(60)
Total	$ 1,783	$ 346	$ 1,116
More than 120 days past due [Member]
Financial Instruments (Details) - Schedule of assessment of the probability of default and the loss due to default is mainly based on historical data and adjust historical loss rates [Line Items]
Weighted-average loss rate	67.43%	59.77%	80.12%
Gross carrying amount	$ 30,578	$ 14,724	$ 13,061
Impairment loss allowance	(20,620)	(8,800)	(10,464)
Total	$ 9,958	$ 5,924	$ 2,597